Stock-Based Awards - Summary of Assumptions used to Determine Fair Value of Stock Options Granted to Employees and Directors (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	1.94%	0.89%	1.29%
Expected term (in years)	5 years 11 months 15 days	5 years 11 months 15 days	5 years 11 months 26 days
Expected volatility	76.79%	83.87%	71.34%
Expected dividend yield	0.00%	0.00%	0.00%